Common Stock Subject to Possible Redemption - Additional Information (Detail) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	1,684,500	1,684,500	1,437,500
Share subject to possible redemption	5,750,000	5,750,000	5,750,000
Securities Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock, shares authorized	25,000,000	25,000,000
Per share	$ 0.0001	$ 0.0001
Common stock, shares outstanding	7,434,500	7,434,500
Share subject to possible redemption		5,750,000